Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Disclosure - Pay vs Performance Disclosure
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(4)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return(5)	Net Income (Loss)
2024	$2,722,160	$2,722,160	$760,000	$395,000	$72.96	$31,855,000
2023	$1,196,014	$1,230,325	$251,000	$1,133,917	$90.53	$(1,898,000)
2022	$557,585	$329,972	$1,861,520	$1,191,966	$35.73	$(5,419,000)

Named Executive Officers, Footnote [Text Block]
(1)	The dollar amounts reported are the amounts of total compensation reported for our PEO, Nathan J. Mazurek, in the Summary Compensation Table for fiscal years 2024, 2023 and 2022.

PEO Total Compensation Amount	[1]	$ 2,722,160	$ 1,196,014	$ 557,585
PEO Actually Paid Compensation Amount	[2]	$ 2,722,160	1,230,325	329,972
Adjustment To PEO Compensation, Footnote [Text Block]

To calculate the amounts in the “Compensation Actually Paid to PEO” column in the table above, the following amounts were deducted from and added to (as applicable) our PEO’s total compensation as reported in the Summary Compensation Table:

Year	Summary Compensation Table Total for PEO	Reported Value of Equity Awards for PEO(1)	Fair Value as of Year End for Unvested Awards Granted During the Year	Fair Value Year Over Year Increase or Decrease in Unvested Awards Granted in Prior Years	Fair Value of Awards Granted and Vested During the Year	Fair Value Increase or Decrease from Prior Year End For Awards That Vested During the Year	Compensation Actually Paid to PEO
2024	$2,722,160	$(50,660)	$-	$-	$50,660	$-	$2,722,160
2023	$1,196,014	$(618,514)	$57,964	$-	$575,000	$19,861	$1,230,325
2022	$557,585	$(7,085)	$13,588	$-	$-	$(234,116)	$329,972

(1)	Represents the grant date fair value of the equity awards to our PEO, as reported in the Summary Compensation Table

Non-PEO NEO Average Total Compensation Amount	[3]	$ 760,000	251,000	1,861,520
Non-PEO NEO Average Compensation Actually Paid Amount	[4]	$ 395,000	1,133,917	1,191,966
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

To calculate the amounts in the “Average Compensation Actually Paid to Non-PEO NEOs” column in the table above, the following amounts were deducted from and added to (as applicable) the average total compensation of our Non-PEO NEOs as reported in the Summary Compensation Table:

Year	Average Summary Compensation Table Total for Non-PEO NEOs	Reported Value of Equity Awards for Non- PEO NEOs(1)	Fair Value as of Year End for Unvested Awards Granted During the Year	Fair Value Year Over Year Increase or Decrease in Unvested Awards Granted in Prior Years	Fair Value of Awards Granted and Vested During the Year	Fair Value Increase or Decrease From Prior Year End For Awards That Vested During the Year	Average Compensation Actually Paid to Non-PEO NEOs
2024	$760,000	$(296,000)	$-	$-	$296,000	$(365,000)	$395,000
2023	$251,000	$-	$-	$513,750	$-	$369,167	$1,133,917
2022	$1,861,520	$(1,634,520)	$676,271	$-	$497,500	$(208,805)	$1,191,966

(1)	Represents the grant date fair value of the equity awards to our Non-PEO NEOs, as reported in the Summary Compensation Table

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Compensation Actually Paid and Cumulative TSR

The following chart sets forth the relationship between “compensation actually paid” to our PEO, the average of “compensation actually paid” to our NEOs, other than our PEO, and our cumulative Total Shareholder Return over the three most recently completed fiscal years:

Compensation Actually Paid vs. Net Income [Text Block]

Compensation Actually Paid and Net Income (Loss)

The following chart sets forth the relationship between “compensation actually paid” to our PEO, the average of “compensation actually paid” to our NEOs, other than our PEO, and our net income (loss) during the three most recently completed fiscal years:

Total Shareholder Return Amount	[5]	$ 72.96	90.53	35.73
Net Income (Loss) Attributable to Parent		$ 31,855,000	$ (1,898,000)	$ (5,419,000)
PEO Name		Nathan J. Mazurek	Nathan J. Mazurek	Nathan J. Mazurek
PEO [Member] | Reported Value Of Equity Awards For PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[6]	$ (50,660)	$ (618,514)	$ (7,085)
PEO [Member] | Fair Value As Of Year End For Unvested Awards Granted During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			57,964	13,588
PEO [Member] | Fair Value Year Over Year Increase Or Decrease In Unvested Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Fair Value Of Awards Granted And Vested During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		50,660	575,000
PEO [Member] | Fair Value Increase Or Decrease From Prior Year End For Awards That Vested During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			19,861	(234,116)
Non-PEO NEO [Member] | Reported Value Of Equity Awards For PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[7]	(296,000)		(1,634,520)
Non-PEO NEO [Member] | Fair Value As Of Year End For Unvested Awards Granted During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				676,271
Non-PEO NEO [Member] | Fair Value Year Over Year Increase Or Decrease In Unvested Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			513,750
Non-PEO NEO [Member] | Fair Value Of Awards Granted And Vested During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		296,000		497,500
Non-PEO NEO [Member] | Fair Value Increase Or Decrease From Prior Year End For Awards That Vested During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (365,000)	$ 369,167	$ (208,805)

[1]	The dollar amounts reported are the amounts of total compensation reported for our PEO, , in the Summary Compensation Table for fiscal years 2024, 2023 and 2022.
[2]	The dollar amounts reported represent the amount of “compensation actually paid”, as computed in accordance with SEC rules, for our PEO. The dollar amounts reported are the amounts of total compensation reported in the Summary Compensation Table for our PEO during the applicable year, but also include (i) the year-end value of equity awards granted during the reported year, (ii) the change in the value of equity awards that were unvested at the end of the prior year, measured through the date the awards vested, or through the end of the reported fiscal year, and (iii) value of equity awards issued and vested during the reported fiscal year. See table below for further information.
[3]	The dollar amounts reported are the average of the total compensation reported for our NEOs, other than our PEO, namely Mr. Michalec for fiscal years 2024, 2023 and 2022.
[4]	The dollar amount reported represent the average amount of “compensation actually paid”, as computed in accordance
[5]	Assumes an investment of $100 for the period starting on December 31, 2021 through the end of the listed fiscal year. The adjusted closing prices of a share of the Company’s common stock, as reported on Nasdaq Capital Market, were as follows: (i) $5.66 on December 31, 2021; (ii) $2.02 on December 30, 2022; (iii) $5.12 on December 29, 2023; and (iv) $4.13 on December 31, 2024.
[6]	Represents the grant date fair value of the equity awards to our PEO, as reported in the Summary Compensation Table
[7]	Represents the grant date fair value of the equity awards to our Non-PEO NEOs, as reported in the Summary Compensation Table